EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 39,155,051	$ 37,987,828	$ 34,694,887
Income attributable to non controlling interests	1,780,479	1,981,241	3,070,077
Total current assets	1,033,052,781	1,013,195,740	981,771,027
Total non-current assets	2,387,352,637	2,277,908,533	1,939,749,862
Total current liabilities	730,412,517	906,143,994	692,871,296
Total non-current liabilities	1,493,439,053	1,370,563,259	1,307,664,179
Net sales	3,344,835,851	3,224,233,005	2,618,437,052
Net income	$ 270,477,415	$ 234,644,125	$ 174,511,487
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 47,191	$ 52,055	$ 23,516
Income attributable to non controlling interests	7,445	6,524	4,067
Total current assets	134,155,411	161,902,977	79,240,262
Total non-current assets	312,305,475	374,554,073	186,371,255
Total current liabilities	131,196,205	183,500,071	105,077,757
Total non-current liabilities	38,521,603	47,687,552	22,626,937
Net sales	730,202,964	779,373,515	445,970,004
Net income	$ 43,661,388	$ 38,261,377	$ 23,848,440
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 5,437	$ 5,645	$ 2,735
Income attributable to non controlling interests	600	284	(243)
Total current assets	15,930,758	14,204,112	9,149,013
Total non-current assets	15,229,487	18,410,878	9,397,856
Total current liabilities	4,121,167	4,213,859	4,907,443
Total non-current liabilities	1,037,909	1,406,730	561,677
Net sales	27,878,066	34,201,434	22,146,635
Net income	$ 3,244,845	$ 1,610,079	$ (1,388,032)
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 7,542,062	$ 6,674,645	$ 6,421,855
Income attributable to non controlling interests	1,464,819	1,293,004	1,023,763
Total current assets	83,945,032	85,774,550	81,710,657
Total non-current assets	344,981,798	294,746,275	277,112,895
Total current liabilities	60,089,529	53,232,081	44,297,696
Total non-current liabilities	21,234,964	19,664,352	18,552,180
Net sales	314,659,686	282,065,004	223,840,648
Net income	67,511,321	59,592,621	47,183,699
VJ S.A.
Non-controlling interests
Total current assets	28,988,379	28,559,446	29,670,457
Total non-current assets	19,343,871	18,428,555	19,914,658
Total current liabilities	16,235,750	16,484,508	20,549,744
Total non-current liabilities	1,910,044	1,745,594	1,839,580
Net sales	90,699,202	84,410,998	80,683,367
Net income	$ 1,393,617	$ 1,589,562	$ 1,655,403
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 10,565,260	$ 10,065,265	$ 9,518,527
Income attributable to non controlling interests	$ 487,766	$ 556,347	$ 579,391
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 5,047,261	$ 4,883,451	$ 2,391,066
Income attributable to non controlling interests	186,569	147,033	168,407
Total current assets	6,926,463	7,329,622	7,064,594
Total non-current assets	3,259,802	12,538,543	5,272,662
Total current liabilities	4,897,930	5,130,820	5,061,919
Total non-current liabilities	221,884	159,880	137,827
Net sales	6,788,850	3,915,820	22,338,380
Net income	$ 556,922	$ 438,904	$ 502,706
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 9,081,513	$ 8,286,374	$ 7,491,638
Income attributable to non controlling interests	784,346	803,205	758,514
Total current assets	20,875,213	25,574,823	20,446,648
Total non-current assets	20,736,712	20,148,227	21,015,727
Total current liabilities	18,805,567	23,353,945	16,775,490
Total non-current liabilities	509,587	2,024,550	6,293,557
Net sales	11,500,355	99,079,582	92,778,313
Net income	$ 1,925,717	$ 1,972,017	$ 1,862,293
Re-Ciclar S.A.
Non-controlling interests
Non controlling interest percentage	40.00%	40.00%	40.00%
Shareholders equity attributable to non controlling interests	$ 6,866,327	$ 8,020,393	$ 8,845,550
Income attributable to non controlling interests	(1,151,066)	(825,156)	536,178
Total current assets	4,062,515	4,908,214	6,613,813
Total non-current assets	38,275,436	37,673,531	26,500,107
Total current liabilities	11,475,343	1,503,047	1,596,354
Total non-current liabilities	13,696,789	1,027,715	9,403,691
Net sales	11,088,971	913,462
Net income	$ (2,877,665)	$ (2,070,392)	$ 1,340,445